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invesco.com/ETFs
May 21, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Invesco Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977
Dear Sir or Madam:
On behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 773 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to update certain information contained in Post-Effective Amendment No. 771, which was filed on April 28, 2021 to register two new series of the Trust, Invesco PHLX Semiconductor ETF and Invesco Nasdaq Biotechnology ETF (the “New Funds”).  Specifically, the Amendment includes the New Funds’ advisory fees and related fee disclosure, as well as other non-material updates. The Amendment is r-tagged to show all such updates.
Please send copies of all correspondence with respect to this Amendment to me at Anita.Defrank@invesco.com and to Mark Greer at MGreer@stradley.com or contact me by phone at (630) 684-5902.
Very truly yours,
/s/ Anita De Frank
Anita De Frank Anita De Frank, Counsel